Shareholder Report, Line Graph (Details) - USD ($)	Feb. 28, 2025	Aug. 31, 2024	Feb. 29, 2024	Feb. 28, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Dec. 30, 2020	Aug. 31, 2020	Feb. 29, 2020	Feb. 28, 2020	Dec. 30, 2019	Aug. 31, 2019	Feb. 28, 2019	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Feb. 28, 2017	Sep. 01, 2016	Aug. 31, 2016	Feb. 29, 2016	Feb. 28, 2016	Aug. 31, 2015	Feb. 28, 2015
Archer Balanced Fund
Account Value [Line Items]
Account Value	$ 18,759	$ 18,267	$ 17,020		$ 15,744	$ 14,552	$ 14,481	$ 15,247	$ 15,690	$ 13,947		$ 13,094	$ 12,161			$ 12,377	$ 11,726	$ 11,853	$ 11,595	$ 11,103	$ 10,650		$ 10,123	$ 9,332		$ 9,548	$ 10,000
Archer Income Fund
Account Value [Line Items]
Account Value	12,290	12,045	11,637		11,231	11,245	11,121	11,571	11,914	11,714		11,459	11,313			11,133	10,697	10,503	10,405	10,508	10,306		10,349	9,818		9,843	10,000
Archer Stock Fund
Account Value [Line Items]
Account Value	22,591	22,895	21,436		18,282	16,087	15,737	17,514	18,980	16,137		14,492	11,701			11,595	11,331	12,487	11,716	10,488	10,170		9,412	8,612		9,290	10,000
Archer Dividend Growth Fund
Account Value [Line Items]
Account Value	17,753	16,871	15,082		14,131	14,440	14,215	14,270	13,867	11,760		10,703	11,169			11,617	11,641	11,891	11,014	10,404	10,653	$ 10,000
Archer Focus Fund
Account Value [Line Items]
Account Value	15,725	16,264	14,218		12,967	12,670	11,979	12,788	12,834	11,115		10,396	8,975		$ 10,000
Archer Multi Cap Fund
Account Value [Line Items]
Account Value	16,153	15,964	14,831		12,525	11,257	11,207	11,923	13,572	11,883		10,355	9,120		10,000
Dow Jones Moderate
Account Value [Line Items]
Account Value	19,928	19,149	17,923		16,617	15,879	15,730	17,029	17,722	16,130		14,496	13,296			13,121	12,564	12,735	12,003	11,406	11,034		10,457	9,451		9,654	10,000
Morning Star Moderate [Member]
Account Value [Line Items]
Account Value	18,211	17,777	16,517		15,385	14,734	14,449	15,980	16,750	15,396		14,129	12,931			12,706	12,231	12,243	11,939	11,404	10,820		10,358	9,353		9,570	10,000
Bloomberg Barclays Capital
Account Value [Line Items]
Account Value	11,613	11,506	10,976		10,724	10,622	10,853	11,766	12,266	12,086		12,276	11,921			11,530	10,674	10,465	10,346	10,576	10,294		10,524		$ 10,150	9,932	10,000
B B G Barclays Intermediate [Member]
Account Value [Line Items]
Account Value	12,813	12,587		$ 11,992	11,588	11,339	11,382	12,076	12,558	12,528		12,378	12,011			11,635	10,911	10,648	10,543	10,717	10,436		10,515		$ 10,067	9,946	10,000
S&P 500 Stock
Account Value [Line Items]
Account Value	33,870	31,921	28,605		25,108	21,927	21,655	23,754	24,394	20,409		18,598	15,545			15,252	14,368	14,819	13,726	12,384	11,722		10,657	9,381		9,468	10,000
S P 400 Stock [Member]
Account Value [Line Items]
Account Value	24,024	23,830	22,109		20,073	19,564	18,139	19,697	20,248	18,246		13,988	13,054			13,423	13,516	14,349	12,981	11,959	11,854		$ 10,645	$ 9,001		$ 9,478	$ 10,000
Dow Jones US Large Cap
Account Value [Line Items]
Account Value	22,574	21,481	19,483		17,816	17,293	16,563	17,757	17,770	15,421		13,167	12,715			13,004	12,710	12,909	12,281	11,302	11,059	10,000
Morning Star Dividend [Member]
Account Value [Line Items]
Account Value	16,457	15,877	13,961		13,393	12,881	12,653	12,820	11,906	10,908		10,324	10,303			$ 11,297	$ 11,245	$ 10,907	$ 10,498	$ 10,254	$ 10,330	$ 10,000
Dow Jones Industrial Average
Account Value [Line Items]
Account Value	17,107	16,090	14,952		13,182	12,253	11,709	12,451	12,876	11,157	$ 10,000	10,157		$ 8,969
S&P 500 Index
Account Value [Line Items]
Account Value	20,047	18,893	16,930		14,860	12,978	12,817	14,060	14,438	12,080		11,007	9,201		10,000
S P 600 Small Capndex [Member]
Account Value [Line Items]
Account Value	14,494	14,903	13,644		12,711	12,823	12,055	13,299	13,729	12,769		8,920	8,707		10,000
S P 400 Mid Capndex [Member]
Account Value [Line Items]
Account Value	16,242	16,111	14,947		13,571	13,227	12,264	13,317	13,689	12,336		9,457	8,826		10,000
Synthetic Blend [Member]
Account Value [Line Items]
Account Value	$ 16,978	$ 16,745	$ 15,287		$ 13,838	$ 13,128	$ 12,484	$ 13,673	$ 14,071	$ 12,488		$ 9,774	$ 8,910		$ 10,000